Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 36,894	$ 30,753	$ 85,204	$ 59,400	$ 107,518	$ 76,434	$ 174,235
Cost of revenues	(72,779)	(27,075)	(129,100)	(50,950)	(90,378)	(76,665)	(153,386)
Gross profit/(loss)	(35,885)	3,678	(43,896)	8,450	17,140	(231)	20,849
Operating expenses:
General and administrative expenses	(57,058)	(4,721)	(67,810)	(12,670)	(18,849)	(15,166)	(34,229)
Research and development expenses	(13,518)	(4,558)	(23,199)	(12,518)	(16,637)	(25,995)	(32,448)
Selling and marketing expenses	(7,380)	(3,456)	(14,242)	(9,464)	(13,761)	(15,712)	(13,398)
Total operating expenses	(77,956)	(12,735)	(105,251)	(34,652)	(49,247)	(56,873)	(80,075)
Subsidy income	545	(39)	2,676	802	3,000	3,243	9,538
Loss from operations	(113,296)	(9,096)	(146,471)	(25,400)	(29,107)	(53,861)	(49,688)
Other income and expenses:
Interest income	97	66	304	502	571	884	2,007
Interest expense	(1,247)	(1,397)	(4,630)	(4,234)	(5,738)	(6,352)	(3,979)
Loss on changes in fair value of convertible notes	(3,018)		(9,861)
Gain on change in fair value of warrant liability	1,113		1,113
Other income (expense), net	(19)	68	25	63	650	(145)	(2,606)
Loss before provision for income taxes	(116,370)	(10,359)	(159,520)	(29,069)	(33,624)	(59,474)	(54,266)
Income tax benefit (expense)	(106)	270	(324)	(5)	(1)	(189)	(6,425)
Net loss	(116,476)	(10,089)	(159,844)	(29,074)	(33,625)	(59,663)	(60,691)
Less: Accretion of Series C1 Preferred	251	975	2,257	2,923
Less: Accretion of Series C2 Preferred	570	2,216	5,132	6,650
Less: Accretion of Series D1 Preferred	1,190	4,662	10,708	13,986
Net loss attributable to common stock shareholders of Microvast Holdings, Inc.	(120,003)	(21,944)	(187,464)	(64,557)
Less: Net loss attributable to noncontrolling interest						(2,123)	(5,799)
Net loss attributable to Microvast Holdings, Inc.					(33,625)	(57,540)	(54,892)
Less: Accretion of Series A1/C1 Preferred					3,897	4,102	10,025
Less: Accretion of Series B1/C2 Preferred					8,866	7,948	8,391
Less: Accretion of Series EEL/D1 Preferred					18,648	30,839	13,223
Less: Accretion for noncontrolling interests	$ 1,516	$ 4,002	$ 9,523	$ 11,924	15,927	15,050	13,502
Net loss attributable to ordinary shareholders of Microvast Holdings, Inc.					$ (80,963)	$ (115,479)	$ (100,033)
Net loss per share attributable to ordinary shareholders of Microvast Holdings, Inc.
Basic and diluted (in Dollars per share)	$ (0.49)	$ (0.22)	$ (1.27)	$ (0.65)	$ (0.82)	$ (1.17)	$ (1.01)
Weighted average shares used in calculating net loss per ordinary share
Basic and diluted (in Shares)	243,861,780	99,028,297	147,836,650	99,028,297	99,028,297	99,028,297	99,028,297